PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposit made to broker for Shares repurchase	$ 1,069,800
Prepayment on Korea project development	811,581
Compensation from insurance company	235,627
Wrote off of other receivable	$ 161,743
Percentage of prepayment as allowance for credit losses	50.00%